Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Common Stocks - 57.0%
Aerospace & Defense - 1.9%
Boeing Co. (The)	4,496	$670,534
Lockheed Martin Corp.	7,373	2,499,078
Northrop Grumman Corp.	6,524	1,973,836
United Technologies Corp.*	28,016	2,642,749
		7,786,197
Air Freight & Logistics - 0.2%
FedEx Corp.	6,043	732,774
Airlines - 0.1%
JetBlue Airways Corp.*	17,135	153,358
Southwest Airlines Co.	3,755	133,716
		287,074
Banks - 1.1%
Bank of America Corp.	158,148	3,357,482
JPMorgan Chase & Co.	12,391	1,115,562
		4,473,044
Beverages - 1.1%
Coca-Cola Co. (The)	99,387	4,397,875
Biotechnology - 1.1%
89bio, Inc.*	5,600	141,400
Alnylam Pharmaceuticals, Inc.*	927	100,904
Apellis Pharmaceuticals, Inc.*	4,232	113,375
Assembly Biosciences, Inc.*	3,036	45,024
Atreca, Inc., Class A*	3,737	61,847
Biohaven Pharmaceutical Holding Co. Ltd.*	7,586	258,152
Black Diamond Therapeutics, Inc.*	7,000	174,650
Bluebird Bio, Inc.*	1,000	45,960
Coherus Biosciences, Inc.*	16,930	274,605
Constellation Pharmaceuticals, Inc.*	3,289	103,373
Forty Seven, Inc.*	3,761	358,875
G1 Therapeutics, Inc.*	5,541	61,062
Global Blood Therapeutics, Inc.*	2,826	144,380
GlycoMimetics, Inc.*	11,196	25,527
ImmunoGen, Inc.*	14,100	48,081
Incyte Corp.*	2,317	169,674
Kodiak Sciences, Inc.*	2,000	95,400
Madrigal Pharmaceuticals, Inc.*	1,353	90,326
Mirati Therapeutics, Inc.*	1,228	94,396
Momenta Pharmaceuticals, Inc.*	9,544	259,597
Portola Pharmaceuticals, Inc.*	23,927	170,600
Radius Health, Inc.*	16,646	216,398
REVOLUTION Medicines, Inc.*	3,700	81,067
Rigel Pharmaceuticals, Inc.*	15,838	24,707
Seattle Genetics, Inc.*	2,548	293,988
Syndax Pharmaceuticals, Inc.*	7,774	85,281
Turning Point Therapeutics, Inc.*	2,777	124,021
Vertex Pharmaceuticals, Inc.*	2,399	570,842
		4,233,512
Building Products - 0.2%
Trane Technologies PLC	9,488	783,614

	Shares/ Principal	Fair Value
Capital Markets - 2.3%
Ares Management Corp., Class A	30,493	$943,149
Blackstone Group, Inc. (The), Class A	34,517	1,572,940
Blucora, Inc.*	36,432	439,006
Charles Schwab Corp. (The)	8,799	295,822
CME Group, Inc.	18,839	3,257,451
Hamilton Lane, Inc., Class A	14,167	783,577
Raymond James Financial, Inc.	1,146	72,427
S&P Global, Inc.	4,955	1,214,223
TD Ameritrade Holding Corp.	18,717	648,731
		9,227,326
Chemicals - 1.2%
Cabot Corp.	21,137	552,099
Celanese Corp.	9,283	681,279
FMC Corp.	11,801	964,024
Ingevity Corp.*	8,466	298,003
Linde PLC	8,018	1,387,114
Livent Corp.*	12,921	67,835
PPG Industries, Inc.	11,110	928,796
		4,879,150
Communications Equipment - 0.3%
Lumentum Holdings, Inc.*	16,458	1,212,955
Construction & Engineering - 0.1%
Dycom Industries, Inc.*	10,924	280,201
Consumer Finance - 0.3%
American Express Co.	9,310	797,029
OneMain Holdings, Inc.	17,815	340,623
		1,137,652
Containers & Packaging - 0.4%
Ball Corp.	19,501	1,260,934
International Paper Co.	11,182	348,096
		1,609,030
Diversified Consumer Services - 0.0%†
Houghton Mifflin Harcourt Co.*	42,794	80,453
Diversified Financial Services - 0.4%
Equitable Holdings, Inc.	70,708	1,021,731
Voya Financial, Inc.	15,584	631,931
		1,653,662
Electric Utilities - 1.6%
Avangrid, Inc.	16,613	727,317
Duke Energy Corp.	16,997	1,374,718
Edison International	12,067	661,151
Exelon Corp.	68,205	2,510,626
NRG Energy, Inc.	41,478	1,130,690
		6,404,502
Electrical Equipment - 0.1%
nVent Electric PLC	27,756	468,244
Electronic Equipment, Instruments & Components - 0.1%
Flex Ltd.*	40,350	337,931

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	29,376	$396,282
Entertainment - 2.2%
Electronic Arts, Inc.*	21,089	2,112,485
Liberty Media Corp.-Liberty Formula One, Class C*	20,664	562,681
Netflix, Inc.*	9,459	3,551,854
Spotify Technology SA*	1,918	232,922
Walt Disney Co. (The)	26,076	2,518,942
		8,978,884
Equity Real Estate Investment - 2.2%
Alexandria Real Estate Equities, Inc.	10,947	1,500,396
American Tower Corp.	13,801	3,005,167
Douglas Emmett, Inc.	24,000	732,240
Equinix, Inc.	4,463	2,787,456
STORE Capital Corp.	22,826	413,607
Vornado Realty Trust	9,661	349,825
		8,788,691
Food & Staples Retailing - 0.2%
Performance Food Group Co.*	27,372	676,636
Food Products - 0.8%
Mondelez International, Inc., Class A	65,070	3,258,706
Gas Utilities - 0.0%†
UGI Corp.	6,458	172,235
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	33,917	2,676,390
Baxter International, Inc.	18,036	1,464,343
Danaher Corp.	12,580	1,741,198
Edwards Lifesciences Corp.*	5,109	963,660
Envista Holdings Corp.*	26,774	400,003
IDEXX Laboratories, Inc.*	2,466	597,364
Intuitive Surgical, Inc.*	840	415,976
Shockwave Medical, Inc.*	16,482	546,873
		8,805,807
Health Care Providers & Services - 1.5%
Anthem, Inc.	7,278	1,652,397
Centene Corp.*	11,200	665,392
HCA Healthcare, Inc.	8,865	796,520
McKesson Corp.	4,500	608,670
UnitedHealth Group, Inc.	9,955	2,482,578
		6,205,557
Hotels, Restaurants & Leisure - 1.7%
Hyatt Hotels Corp., Class A	10,631	509,225
McDonald’s Corp.	37,755	6,242,789
		6,752,014
Household Products - 1.4%
Procter & Gamble Co. (The)	49,992	5,499,120
Industrial Conglomerates - 0.1%
3M Co.	1,300	177,463

	Shares/ Principal	Fair Value
Industrial Conglomerates (continued)
General Electric Co.	45,981	$365,089
		542,552
Insurance - 1.9%
American International Group, Inc.	40,295	977,154
Assurant, Inc.	9,893	1,029,762
Assured Guaranty Ltd.	33,553	865,332
Athene Holding Ltd., Class A*	25,195	625,340
Hartford Financial Services Group, Inc. (The)	30,855	1,087,330
Marsh & McLennan Cos., Inc.	15,251	1,318,601
Progressive Corp. (The)	18,651	1,377,190
Trupanion, Inc.*	15,838	412,263
		7,692,972
Interactive Media & Services - 3.3%
Alphabet, Inc., Class A*	5,764	6,697,480
Facebook, Inc., Class A*	30,602	5,104,413
Match Group, Inc.*	23,969	1,582,913
		13,384,806
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc.*	5,938	11,577,437
Etsy, Inc.*	36,422	1,400,062
		12,977,499
IT Services - 2.6%
FleetCor Technologies, Inc.*	5,445	1,015,710
Genpact Ltd.	23,715	692,478
Global Payments, Inc.	18,830	2,715,851
PayPal Holdings, Inc.*	14,475	1,385,837
Science Applications International Corp.	6,696	499,722
VeriSign, Inc.*	3,740	673,537
Visa, Inc., Class A	19,802	3,190,498
WEX, Inc.*	4,091	427,714
		10,601,347
Life Sciences Tools & Services - 0.7%
Illumina, Inc.*	898	245,262
PPD, Inc.*	33,840	602,690
Thermo Fisher Scientific, Inc.	7,572	2,147,419
		2,995,371
Machinery - 1.1%
Fortive Corp.	23,608	1,302,925
Illinois Tool Works, Inc.	634	90,104
Ingersoll Rand, Inc.*	88,609	2,197,503
Kennametal, Inc.	18,984	353,482
Rexnord Corp.	14,959	339,121
		4,283,135
Media - 1.4%
Charter Communications, Inc., Class A*	10,658	4,650,192
New York Times Co. (The), Class A	6,039	185,458
Omnicom Group, Inc.	13,917	764,043
		5,599,693
Multi-Utilities - 0.8%
Ameren Corp.	11,888	865,803

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Multi-Utilities (continued)
National Grid PLC, ADR	12,014	$700,056
Sempra Energy	13,622	1,539,150
		3,105,009
Oil, Gas & Consumable Fuels - 1.5%
BP PLC, ADR	18,747	457,239
Chevron Corp.	17,517	1,269,282
Concho Resources, Inc.	5,480	234,818
Diamondback Energy, Inc.	6,298	165,008
Exxon Mobil Corp.	59,250	2,249,723
Marathon Petroleum Corp.	23,704	559,889
Noble Energy, Inc.	27,730	167,489
Pioneer Natural Resources Co.	3,223	226,093
TC Energy Corp.	17,368	769,402
		6,098,943
Pharmaceuticals - 3.0%
Aerie Pharmaceuticals, Inc.*	4,678	63,153
AstraZeneca PLC, ADR	67,536	3,016,158
Bristol-Myers Squibb Co.	44,174	2,462,259
Eli Lilly & Co.	10,175	1,411,476
MyoKardia, Inc.*	4,088	191,645
Novartis AG, ADR	6,676	550,436
Odonate Therapeutics, Inc.*	4,992	137,829
Pfizer, Inc.	115,703	3,776,546
Reata Pharmaceuticals, Inc., Class A*	696	100,461
Revance Therapeutics, Inc.*	18,060	267,288
Satsuma Pharmaceuticals, Inc.*	2,200	47,344
Tricida, Inc.*	5,685	125,070
WaVe Life Sciences Ltd.*	4,595	43,055
		12,192,720
Professional Services - 0.4%
Equifax, Inc.	3,619	432,290
IHS Markit Ltd.	5,974	358,440
TransUnion	5,203	344,335
TriNet Group, Inc.*	15,578	586,667
		1,721,732
Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	11,195	1,032,515
Knight-Swift Transportation Holdings, Inc.	12,361	405,441
Schneider National, Inc., Class B	1,400	27,076
Uber Technologies, Inc.*	49,354	1,377,963
		2,842,995
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc.*	38,056	1,730,787
First Solar, Inc.*	7,348	264,969
Intel Corp.	8,813	476,960
KLA Corp.	7,964	1,144,745
Lattice Semiconductor Corp.*	52,025	927,085
Marvell Technology Group Ltd.	56,491	1,278,391
Micron Technology, Inc.*	28,884	1,214,861

	Shares/ Principal	Fair Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,687	$845,262
Teradyne, Inc.	12,524	678,425
Texas Instruments, Inc.	15,331	1,532,027
		10,093,512
Software - 4.9%
Adobe, Inc.*	2,585	822,650
Guidewire Software, Inc.*	4,187	332,071
Microsoft Corp.	80,732	12,732,244
salesforce.com, Inc.*	12,825	1,846,543
ServiceNow, Inc.*	2,769	793,540
Slack Technologies, Inc., Class A*	12,515	335,902
Splunk, Inc.*	2,807	354,328
SS&C Technologies Holdings, Inc.	19,905	872,237
SVMK, Inc.*	56,619	764,923
Workday, Inc., Class A*	5,508	717,252
		19,571,690
Specialty Retail - 0.9%
TJX Cos., Inc. (The)	74,152	3,545,207
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	37,239	9,469,505
Textiles, Apparel & Luxury Goods - 0.7%
Under Armour, Inc., Class A*	59,444	547,479
Under Armour, Inc., Class C*	79,367	639,698
VF Corp.	28,211	1,525,651
		2,712,828
Trading Companies & Distributors - 0.1%
Triton International Ltd./Bermuda	9,372	242,454
Total Common Stocks (Cost - $207,579,775)		229,193,098
Corporate Bonds and Notes - 13.7%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc., 3.85%, 12/15/25(a)	$100,000	101,683
Boeing Co. (The)
2.70%, 2/1/27	$115,000	105,451
3.25%, 3/1/28	214,000	201,334
3.45%, 11/1/28	85,000	73,809
2.95%, 2/1/30	61,000	57,172
Lockheed Martin Corp.
6.15%, 9/1/36	125,000	157,586
4.85%, 9/15/41	50,000	60,933
4.07%, 12/15/42	100,000	115,491
United Technologies Corp.
3.95%, 8/16/25	150,000	163,739
4.13%, 11/16/28	350,000	384,213
		1,421,411
Agriculture - 0.4%
Altria Group, Inc., 5.80%, 2/14/39	100,000	109,472
BAT Capital Corp., 3.56%, 8/15/27	895,000	842,941

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Agriculture (continued)
BAT International Finance PLC, 3.50%, 6/15/22(a)	$20,000	$19,941
Imperial Brands Finance PLC, 3.75%, 7/21/22(a)	475,000	474,920
		1,447,274
Airlines - 0.0%†
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	30,490	32,053
Auto Manufacturers - 0.5%
Daimler Finance North America LLC
2.20%, 5/5/20(a)	315,000	314,067
2.30%, 2/12/21(a)	280,000	272,755
Ford Motor Credit Co. LLC
4.27%, 1/9/27	610,000	520,025
3.82%, 11/2/27	400,000	332,000
General Motors Financial Co., Inc.
3.70%, 5/9/23	600,000	539,693
3.95%, 4/13/24	120,000	108,743
		2,087,283
Banks - 3.7%
Banco Santander SA, 3.13%, 2/23/23	200,000	190,646
Bank of America Corp.
2.63%, 10/19/20	640,000	640,996
4.20%, 8/26/24	160,000	170,178
3.59%, (3 Month US Libor + 1.37%), 7/21/28(b)	345,000	352,790
3.97%, (3 Month US Libor + 1.21%), 2/7/30(b)	225,000	242,535
3.19%, (3 Month US Libor + 1.18%), 7/23/30(b)	180,000	183,607
Bank of New York Mellon Corp. (The), 2.82%, (3 Month US Libor + 1.05%), 10/30/23(b)	380,000	365,154
Banque Federative du Credit Mutuel SA, 2.75%, 10/15/20(a)	300,000	298,722
Barclays Bank PLC, 5.14%, 10/14/20	100,000	98,830
Barclays PLC, 3.93%, (3 Month US Libor + 1.61%), 5/7/25(b)	355,000	340,636
BNP Paribas SA
3.38%, 1/9/25(a)	200,000	198,244
2.82%, (3 Month US Libor + 1.11%), 11/19/25(a),(b)	200,000	197,554
BPCE SA
5.70%, 10/22/23(a)	275,000	282,502
5.15%, 7/21/24(a)	600,000	632,530
3.50%, 10/23/27(a)	305,000	297,137
Citigroup, Inc.
4.05%, 7/30/22	50,000	50,752
3.50%, 5/15/23	300,000	304,657

	Shares/ Principal	Fair Value
Banks (continued)
3.30%, 4/27/25	$70,000	$70,792
5.50%, 9/13/25	55,000	60,227
Credit Agricole SA, 4.38%, 3/17/25(a)	200,000	199,689
Credit Agricole SA/London
3.75%, 4/24/23(a)	250,000	255,465
3.25%, 10/4/24(a)	250,000	250,349
Credit Suisse Group AG
3.57%, 1/9/23(a)	285,000	287,565
2.02%, (3 Month US Libor + 1.24%), 6/12/24(a),(b)	260,000	229,684
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	250,000	249,749
3.80%, 9/15/22	395,000	400,234
Danske Bank A/S
5.00%, 1/12/22(a)	200,000	205,367
3.88%, 9/12/23(a)	200,000	197,398
5.38%, 1/12/24(a)	200,000	206,210
Deutsche Bank AG/New York NY, 4.25%, 10/14/21	100,000	95,594
Discover Bank, 3.10%, 6/4/20	525,000	524,212
Goldman Sachs Group, Inc. (The)
2.63%, 4/25/21	130,000	130,096
3.50%, 1/23/25	200,000	204,468
3.27%, (3 Month US Libor + 1.20%), 9/29/25(b)	460,000	467,490
6.75%, 10/1/37	50,000	66,188
HSBC Holdings PLC
3.60%, 5/25/23	200,000	201,897
4.04%, (3 Month US Libor + 1.55%), 3/13/28(b)	200,000	203,385
Huntington Bancshares, Inc., 3.15%, 3/14/21	250,000	250,646
ING Groep NV, 3.95%, 3/29/27	200,000	200,154
JPMorgan Chase & Co.
2.95%, 10/1/26	400,000	412,654
4.45%, (3 Month US Libor + 1.33%), 12/5/29(b)	305,000	343,229
Macquarie Group Ltd., 4.15%, (3 Month US Libor + 1.33%), 3/27/24(a),(b)	300,000	313,828
Morgan Stanley
3.88%, 4/29/24	110,000	115,564
4.35%, 9/8/26	455,000	481,968
3.63%, 1/20/27	225,000	240,731
NBK SPC Ltd., 2.75%, 5/30/22(a)	900,000	887,063
PNC Financial Services Group, Inc. (The), 3.90%, 4/29/24	50,000	52,811
Santander Holdings USA, Inc.
3.70%, 3/28/22	465,000	460,418
3.40%, 1/18/23	75,000	74,095
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/20(a)	200,000	200,080

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Banks (continued)
Synchrony Bank, 3.65%, 5/24/21	$250,000	$246,006
Truist Financial Corp., 3.20%, 9/3/21	350,000	352,237
UBS Group AG
2.95%, 9/24/20(a)	250,000	250,419
3.00%, 4/15/21(a)	225,000	225,433
Wells Fargo & Co.
3.00%, 2/19/25	150,000	152,916
4.75%, 12/7/46	95,000	104,999
		14,718,780
Beverages - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26	260,000	272,605
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 1/12/24	305,000	318,781
4.75%, 1/23/29	445,000	491,213
4.38%, 4/15/38	60,000	60,399
3.75%, 7/15/42	55,000	55,282
4.60%, 4/15/48	220,000	232,750
Molson Coors Beverage Co., 3.00%, 7/15/26	550,000	519,614
		1,950,644
Biotechnology - 0.2%
Amgen, Inc., 2.65%, 5/11/22	740,000	748,747
Biogen, Inc., 2.90%, 9/15/20	130,000	130,377
		879,124
Building Materials - 0.0%†
Carrier Global Corp., 2.72%, 2/15/30(a)	64,000	58,972
Chemicals - 0.2%
CNAC HK Synbridge Co Ltd, 5.00%, 5/5/20	575,000	575,719
Syngenta Finance NV, 5.18%, 4/24/28(a)	200,000	170,648
		746,367
Commercial Services - 0.1%
ERAC USA Finance LLC, 3.30%, 10/15/22(a)	500,000	488,585
Computers - 0.1%
Apple, Inc.
3.00%, 2/9/24	120,000	126,345
3.25%, 2/23/26	105,000	113,995
		240,340
Diversified Financial Services - 0.1%
Capital One Financial Corp., 4.20%, 10/29/25	105,000	103,794
GTP Acquisition Partners I LLC, 2.35%, 6/15/20(a)	120,000	120,362
Synchrony Financial, 3.75%, 8/15/21	205,000	205,398
		429,554
Electric - 1.8%
Appalachian Power Co., 3.40%, 6/1/25	200,000	194,659
Cleco Corporate Holdings LLC
3.74%, 5/1/26	565,000	553,547
3.38%, 9/15/29(a)	140,000	138,915

	Shares/ Principal	Fair Value
Electric (continued)
4.97%, 5/1/46	$195,000	$187,760
Cleveland Electric Illuminating Co. (The), 3.50%, 4/1/28(a)	510,000	479,729
Dominion Energy South Carolina, Inc.
6.63%, 2/1/32	80,000	104,072
4.60%, 6/15/43	50,000	60,470
5.10%, 6/1/65	150,000	187,422
Dominion Energy, Inc.
2.58%, 7/1/20	195,000	194,766
4.10%, 4/1/21(c)	230,000	229,885
2.72%, 8/15/21(c)	65,000	64,051
2.45%, 1/15/23(a)	450,000	443,011
Duke Energy Carolinas LLC, 6.10%, 6/1/37	175,000	233,700
Duke Energy Corp.
3.75%, 4/15/24	225,000	231,737
2.65%, 9/1/26	70,000	69,452
Emera US Finance LP, 2.70%, 6/15/21	55,000	55,636
Entergy Louisiana LLC, 3.12%, 9/1/27	140,000	145,294
Evergy, Inc., 2.90%, 9/15/29	250,000	236,561
Eversource Energy, 2.90%, 10/1/24	175,000	165,557
Fortis, Inc./Canada, 3.06%, 10/4/26	265,000	253,804
Georgia Power Co.
4.75%, 9/1/40	65,000	63,817
4.30%, 3/15/42	48,000	52,116
3.70%, 1/30/50	90,000	93,152
Infraestructura Energetica Nova SAB de CV, 4.88%, 1/14/48(a)	200,000	153,878
NextEra Energy Capital Holdings, Inc.
3.25%, 4/1/26	50,000	51,252
3.50%, 4/1/29	75,000	77,458
Niagara Mohawk Power Corp., 4.28%, 12/15/28(a)	250,000	265,373
Oglethorpe Power Corp.
6.19%, 1/1/31(a)	100,000	125,258
5.25%, 9/1/50	200,000	229,158
Oncor Electric Delivery Co. LLC
4.10%, 6/1/22	160,000	163,026
2.95%, 4/1/25	51,000	51,875
PPL Capital Funding, Inc.
3.50%, 12/1/22	50,000	50,040
3.10%, 5/15/26	430,000	437,499
SCANA Corp., 6.25%, 4/1/20	132,000	132,000
Sempra Energy, 3.40%, 2/1/28	75,000	75,152
Southern California Edison Co.
3.70%, 8/1/25	45,000	46,308
2.25%, 6/1/30	35,000	31,600
3.65%, 2/1/50	10,000	9,703
Southern Co. (The)
2.75%, 6/15/20	225,000	225,195
2.95%, 7/1/23	290,000	291,725

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Electric (continued)
4.40%, 7/1/46	$200,000	$207,989
		7,063,602
Food - 0.2%
Conagra Brands, Inc.
4.60%, 11/1/25	100,000	105,471
5.30%, 11/1/38	75,000	81,549
5.40%, 11/1/48	25,000	28,126
Danone SA, 2.95%, 11/2/26(a)	200,000	199,669
Kroger Co. (The), 2.95%, 11/1/21	375,000	378,983
Sigma Alimentos SA de CV, 4.13%, 5/2/26(a)	240,000	222,362
		1,016,160
Gas - 0.1%
Boston Gas Co., 3.15%, 8/1/27(a)	60,000	59,095
CenterPoint Energy Resources Corp., 4.50%, 1/15/21	149,000	150,267
Dominion Energy Gas Holdings LLC, 3.60%, 12/15/24	125,000	128,399
KeySpan Gas East Corp., 2.74%, 8/15/26(a)	275,000	278,189
		615,950
Healthcare-Products - 0.1%
Boston Scientific Corp.
3.38%, 5/15/22	325,000	335,105
4.00%, 3/1/29	30,000	31,769
		366,874
Healthcare-Services - 0.6%
Aetna, Inc., 2.80%, 6/15/23	210,000	210,341
Anthem, Inc.
3.50%, 8/15/24	75,000	76,953
4.10%, 3/1/28	45,000	48,159
4.65%, 8/15/44	150,000	164,411
4.38%, 12/1/47	65,000	69,876
CommonSpirit Health
2.95%, 11/1/22	191,000	186,520
4.20%, 8/1/23	105,000	108,860
4.35%, 11/1/42	95,000	93,000
4.19%, 10/1/49	45,000	42,269
Cottage Health Obligated Group, 3.30%, 11/1/49	65,000	66,174
Dignity Health
3.81%, 11/1/24	92,000	97,353
4.50%, 11/1/42	270,000	295,057
HCA, Inc., 5.25%, 6/15/49	100,000	106,614
Mercy Health, 3.56%, 8/1/27	270,000	290,546
Toledo Hospital (The)
5.33%, 11/15/28	190,000	199,813
5.75%, 11/15/38	75,000	87,033
UnitedHealth Group, Inc.
3.35%, 7/15/22	45,000	46,537
2.88%, 3/15/23	300,000	310,635

	Shares/ Principal	Fair Value
Healthcare-Services (continued)
3.75%, 7/15/25	$75,000	$81,049
		2,581,200
Insurance - 0.4%
AIA Group Ltd., 3.38%, 4/7/30(a)	200,000	200,873
American International Group, Inc.
4.88%, 6/1/22	50,000	51,321
4.25%, 3/15/29	160,000	164,042
Jackson National Life Global Funding, 3.25%, 1/30/24(a)	275,000	273,669
Marsh & McLennan Cos., Inc., 4.38%, 3/15/29	155,000	170,669
Metropolitan Life Global Funding I
2.65%, 4/8/22(a)	195,000	195,805
3.00%, 9/19/27(a)	250,000	245,152
Northwestern Mutual Life Insurance Co. (The), 3.63%, 9/30/59(a)	30,000	26,316
Principal Financial Group, Inc., 3.40%, 5/15/25	150,000	148,009
		1,475,856
Internet - 0.2%
Alibaba Group Holding Ltd., 3.40%, 12/6/27	270,000	283,023
Amazon.com, Inc., 4.80%, 12/5/34	100,000	130,185
Tencent Holdings Ltd., 3.60%, 1/19/28(a)	215,000	227,363
		640,571
Machinery-Diversified - 0.0%†
Otis Worldwide Corp.
2.57%, 2/15/30(a)	35,000	34,016
3.11%, 2/15/40(a)	65,000	60,974
3.36%, 2/15/50(a)	115,000	111,658
		206,648
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	175,000	181,518
Comcast Corp.
3.95%, 10/15/25	255,000	277,272
4.60%, 10/15/38	130,000	159,122
4.00%, 11/1/49	138,000	162,774
Cox Communications, Inc.
4.80%, 2/1/35(a)	275,000	298,466
6.45%, 12/1/36(a)	15,000	18,135
4.60%, 8/15/47(a)	15,000	15,490
Fox Corp., 4.03%, 1/25/24(a)	80,000	83,105
NBCUniversal Media LLC, 2.88%, 1/15/23	100,000	102,897
Sky Ltd., 3.75%, 9/16/24(a)	250,000	259,076
Walt Disney Co. (The), 3.70%, 9/15/24	50,000	53,544
		1,611,399

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Mining - 0.1%
Glencore Finance Canada Ltd., 4.25%, 10/25/22(a)	$275,000	$263,593
Oil & Gas - 0.4%
Aker BP ASA, 3.75%, 1/15/30(a)	340,000	254,213
BG Energy Capital PLC, 4.00%, 10/15/21(a)	200,000	200,797
Cimarex Energy Co., 4.38%, 6/1/24	452,000	356,199
Hess Corp., 7.30%, 8/15/31	280,000	239,617
Occidental Petroleum Corp.
4.85%, 3/15/21	192,000	161,182
7.50%, 5/1/31	42,000	21,697
Saudi Arabian Oil Co., 3.50%, 4/16/29(a)	200,000	197,487
		1,431,192
Pharmaceuticals - 0.7%
AbbVie, Inc.
4.05%, 11/21/39(a)	105,000	108,004
4.45%, 5/14/46	185,000	196,346
Allergan Funding SCS
3.45%, 3/15/22	20,000	20,767
3.85%, 6/15/24	50,000	52,360
3.80%, 3/15/25	550,000	563,114
Allergan Sales LLC, 5.00%, 12/15/21(a)	100,000	103,609
Bayer US Finance LLC, 3.38%, 10/8/24(a)	470,000	482,314
Bristol-Myers Squibb Co., 3.55%, 8/15/22(a)	70,000	73,788
Cigna Corp.
4.38%, 10/15/28	210,000	225,371
2.40%, 3/15/30	100,000	94,713
CVS Health Corp.
4.10%, 3/25/25	530,000	560,651
5.13%, 7/20/45	170,000	195,604
EMD Finance LLC, 2.95%, 3/19/22(a)	95,000	96,372
		2,773,013
Pipelines - 0.6%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25	175,000	172,409
Energy Transfer Operating LP
7.60%, 2/1/24	90,000	87,755
5.00%, 5/15/50	30,000	23,354
Energy Transfer Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23	30,000	26,973
Enterprise Products Operating LLC
3.70%, 1/31/51	50,000	44,093
3.95%, 1/31/60	30,000	25,210
EQM Midstream Partners LP, 4.75%, 7/15/23	246,000	178,030
MPLX LP
4.13%, 3/1/27	290,000	247,108
4.00%, 3/15/28	110,000	95,398
Phillips 66 Partners LP
3.61%, 2/15/25	100,000	94,962

	Shares/ Principal	Fair Value
Pipelines (continued)
3.75%, 3/1/28	$400,000	$369,058
Sunoco Logistics Partners Operations LP
4.40%, 4/1/21	55,000	54,825
5.35%, 5/15/45	300,000	235,269
Tennessee Gas Pipeline Co. LLC, 2.90%, 3/1/30(a)	520,000	439,261
Western Midstream Operating LP
4.00%, 7/1/22	200,000	128,967
4.05%, 2/1/30	235,000	102,305
		2,324,977
REITS - 0.7%
American Tower Corp.
3.45%, 9/15/21	300,000	301,932
5.00%, 2/15/24	31,000	32,811
AvalonBay Communities, Inc., 2.95%, 9/15/22	50,000	47,843
Brandywine Operating Partnership LP, 3.95%, 11/15/27	385,000	360,889
Healthpeak Properties, Inc.
3.88%, 8/15/24	75,000	76,433
4.00%, 6/1/25	200,000	198,531
3.00%, 1/15/30	210,000	200,217
SBA Tower Trust
3.16%, 10/8/20(a)	255,000	254,464
2.88%, 7/9/21(a)	155,000	153,554
3.45%, 3/15/23(a)	155,000	156,747
2.84%, 1/15/25(a)	100,000	96,557
Simon Property Group LP, 2.45%, 9/13/29	160,000	145,028
WEA Finance LLC, 4.13%, 9/20/28(a)	425,000	422,648
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.25%, 10/5/20(a)	275,000	272,286
		2,719,940
Retail - 0.1%
Lowe’s Cos., Inc., 4.55%, 4/5/49	125,000	134,850
McDonald’s Corp., 3.63%, 9/1/49	70,000	70,626
Starbucks Corp., 3.35%, 3/12/50	70,000	65,976
		271,452
Savings & Loans - 0.0%†
Nationwide Building Society, 3.62%, (3 Month US Libor + 1.18%), 4/26/23(a),(b)	200,000	198,875
Semiconductors - 0.0%†
Microchip Technology, Inc., 3.92%, 6/1/21	170,000	165,646
Software - 0.3%
Fiserv, Inc., 3.20%, 7/1/26	170,000	175,588
Microsoft Corp.
2.88%, 2/6/24	335,000	356,418
2.40%, 8/8/26	235,000	249,473

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Software (continued)
Oracle Corp., 3.25%, 11/15/27	$230,000	$236,928
		1,018,407
Telecommunications - 0.5%
AT&T, Inc.
3.95%, 1/15/25	30,000	31,680
3.60%, 7/15/25	375,000	397,312
4.13%, 2/17/26	200,000	211,893
British Telecommunications PLC, 3.25%, 11/8/29(a)	200,000	194,456
Crown Castle Towers LLC, 3.22%, 5/15/22(a)	150,000	155,515
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25(a)	410,000	418,200
Telefonica Emisiones SA, 5.21%, 3/8/47	265,000	297,000
Verizon Communications, Inc.
4.52%, 9/15/48	314,000	401,992
4.67%, 3/15/55	53,000	67,403
		2,175,451
Transportation - 0.1%
FedEx Corp.
4.10%, 2/1/45	35,000	31,869
4.75%, 11/15/45	91,000	87,202
4.55%, 4/1/46	45,000	42,782
4.05%, 2/15/48	13,000	11,427
4.95%, 10/17/48	91,000	88,930
Union Pacific Corp.
3.25%, 2/5/50	190,000	188,892
3.75%, 2/5/70	90,000	92,819
		543,921
Trucking & Leasing - 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.20%, 7/15/20(a)	150,000	149,248
3.38%, 2/1/22(a)	200,000	202,195
4.88%, 7/11/22(a)	50,000	51,998
2.70%, 11/1/24(a)	110,000	102,642
3.95%, 3/10/25(a)	345,000	356,890
		862,973
Water - 0.0%†
American Water Capital Corp., 2.95%, 9/1/27	120,000	118,948
Total Corporate Bonds and Notes (Cost - $55,521,599)		54,947,035
Agency Mortgage Backed Securities - 6.2%
Federal Home Loan Mortgage Corporation - 3.7%
Freddie Mac Gold Pool
3.00%, 9/1/28	6,977	7,424
2.50%, 10/1/28	13,559	14,081
2.50%, 12/1/31	73,911	77,778
3.50%, 11/1/34	75,948	80,949

	Shares/ Principal	Fair Value
Federal Home Loan Mortgage Corporation (continued)
3.00%, 2/1/43	$33,006	$35,314
3.50%, 10/1/43	24,771	26,538
4.00%, 8/1/44	16,241	17,588
3.00%, 9/1/46	1,502,109	1,607,314
3.00%, 11/1/46	1,122,520	1,216,626
3.00%, 12/1/46	311,718	337,892
3.00%, 12/1/46	2,398,949	2,567,052
3.00%, 1/1/47	148,583	158,999
3.00%, 2/1/47	622,694	666,361
3.50%, 8/1/47	1,866,684	1,972,532
3.50%, 10/1/47	1,253,433	1,353,116
4.00%, 8/1/48	202,944	216,644
3.50%, 9/1/48	2,722,739	2,878,100
4.00%, 9/1/48	210,986	225,228
4.00%, 10/1/48	21,530	22,957
3.50%, 11/1/48	423,700	448,132
4.00%, 11/1/48	83,184	88,799
Freddie Mac Pool
2.50%, 11/1/49	370,167	385,430
2.50%, 12/1/49	502,782	520,961
		14,925,815
Federal National Mortgage Association - 1.9%
Fannie Mae Pool
3.07%, 2/1/25	70,000	75,315
2.47%, 5/1/25	144,078	152,038
2.68%, 5/1/25	310,000	330,195
2.81%, 7/1/25	400,000	428,253
2.99%, 10/1/25	105,960	114,743
3.09%, 10/1/25	50,989	55,332
2.78%, 6/1/26	150,000	161,738
2.50%, 4/1/28	18,453	19,240
3.00%, 10/1/28	11,685	12,418
2.50%, 2/1/30	40,487	42,134
2.50%, 6/1/30	80,331	83,613
2.50%, 10/1/31	190,231	198,713
2.50%, 12/1/31	136,449	142,508
3.00%, 7/1/43	67,078	72,103
4.00%, 11/1/43	30,027	32,070
3.00%, 1/1/46	1,456,517	1,536,736
4.00%, 1/1/46	489,014	533,039
4.00%, 2/1/46	508,718	554,592
3.00%, 10/1/46	1,431,500	1,550,858
Federal National Mortgage Association
2.50%, 4/1/35(d)	500,000	518,437
3.00%, 4/1/35(d)	87,000	90,956
4.50%, 4/1/50(d)	850,000	913,219
		7,618,250
Government National Mortgage Association - 0.6%
Ginnie Mae II Pool
3.00%, 12/20/42	32,994	35,407

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Government National Mortgage Association (continued)
3.50%, 7/20/43	$35,309	$37,577
4.00%, 12/20/44	12,578	13,613
4.00%, 8/20/48	61,766	66,126
4.00%, 9/20/48	137,099	146,860
4.00%, 10/20/48	60,409	64,538
Government National Mortgage Association
4.00%, 4/20/50(d)	1,610,000	1,708,613
4.50%, 4/20/50(d)	350,000	369,906
		2,442,640
Total Agency Mortgage Backed Securities (Cost - $23,729,312)		24,986,705
Asset Backed and Commercial Backed Securities - 5.8%
AASET 2018-2 US Ltd, 4.45%, 11/18/38 (a)	$245,531	194,959
Ajax Mortgage Loan Trust 2017-B, 3.16%, 9/25/56 (a),(b)	367,488	338,179
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (a),(b)	117,237	116,119
Angel Oak Mortgage Trust I LLC 2019-2, 3.63%, 3/25/49 (a),(b)	120,515	121,364
Angel Oak Mortgage Trust LLC, 2.71%, 11/25/47 (a),(b)	25,363	25,464
ARI Fleet Lease Trust 2017-A, 1.91%, 4/15/26 (a)	8,372	8,377
ARI Fleet Lease Trust 2018-A, 2.55%, 10/15/26 (a)	44,618	44,838
ARI Fleet Lease Trust 2018-B, 3.22%, 8/16/27 (a)	98,505	98,745
Atlas Senior Loan Fund Ltd, 3.14%, (3 Month US Libor + 1.30%), 1/16/30 (a),(b)	345,000	329,436
Avery Point IV CLO Ltd, 3.39%, (3 Month US Libor + 1.60%), 4/25/26 (a),(b)	320,000	318,030
BAMLL Commercial Mortgage Securities Trust 2018-PARK, 4.09%, 8/10/38 (a),(b)	185,000	205,352
Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	155,000	164,243
Bayview Koitere Fund Trust 2017-RT4, 3.50%, 7/28/57 (a),(b)	165,469	167,704
Bayview Koitere Fund Trust 2017-SPL3, 4.00%, 11/28/53 (a),(b)	81,287	83,498
Bayview Opportunity Master Fund IVa Trust 2017-SPL1, 4.00%, 10/28/64 (a),(b)	109,787	111,567
Bayview Opportunity Master Fund IVa Trust 2017-SPL5, 3.50%, 6/28/57 (a),(b)	109,952	111,027
Bayview Opportunity Master Fund IVb Trust 2017-SPL4, 3.50%, 1/28/55 (a),(b)	80,481	79,078
BlueMountain CLO 2012-2 Ltd, 3.14%, (3 Month US Libor + 1.45%), 11/20/28 (a),(b)	275,000	258,025

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Canadian Pacer Auto Receivables Trust 2018-2
3.00%, 6/21/21(a)	$18,404	$18,372
3.27%, 12/19/22(a)	25,000	24,911
Canadian Pacer Auto Receivables Trust2017-1, 2.05%, 3/19/21 (a)	10,070	10,066
Castlelake Aircraft Structured Trust 2019-1, 3.97%, 4/15/39 (a)	216,990	151,813
CD 2017-CD4 Mortgage Trust, 3.51%, 5/10/50 (b)	195,000	209,364
Chesapeake Funding II LLC
1.15%, (1 Month US Libor + 0.45%), 5/15/29(a),(b)	66,159	66,156
1.91%, 8/15/29(a)	73,758	73,836
3.23%, 8/15/30(a)	170,513	173,011
Citigroup Commercial Mortgage Trust 2015-GC35, 3.82%, 11/10/48	525,000	561,235
COLT 2018-3 Mortgage Loan Trust, 3.69%, 10/26/48 (a),(b)	54,200	53,602
COLT 2019-2 Mortgage Loan Trust, 3.34%, 5/25/49 (a),(b)	56,881	55,862
COMM 2013-CCRE8 Mortgage Trust, 3.33%, 6/10/46	70,601	72,448
CSMC Trust 2017-LSTK, 2.76%, 4/5/33 (a)	405,000	407,794
DB Master Finance LLC
3.79%, 5/20/49(a)	69,475	63,333
4.02%, 5/20/49(a)	64,513	56,129
Deephave Residential Mortgage Trust 2019-2, 3.56%, 4/25/59 (a),(b)	59,985	59,109
Deephaven Residential Mortgage Trust 2017-1, 2.73%, 12/26/46 (a),(b)	13,277	13,268
Deephaven Residential Mortgage Trust 2017-2, 2.45%, 6/25/47 (a),(b)	38,068	38,084
Deephaven Residential Mortgage Trust 2017-3, 2.58%, 10/25/47 (a),(b)	29,103	29,106
Deephaven Residential Mortgage Trust 2018-1, 2.98%, 12/25/57 (a),(b)	52,801	52,915
Enterprise Fleet Financing 2019-1 LLC, 2.98%, 10/20/24 (a)	172,483	172,127
Enterprise Fleet Financing LLC
1.97%, 1/20/23(a)	14,872	14,847
2.13%, 5/22/23(a)	56,645	55,296
Fannie Mae Multifamily Remic Trust 2015-M12, 2.80%, 5/25/25 (b)	465,000	492,514
Fannie Mae REMICS
3.50%, 6/25/44	248,259	261,893
3.00%, 1/25/45	493,604	523,353
3.00%, 10/25/45	1,437,274	1,529,983
3.00%, 12/25/45	415,741	439,394
3.50%, 1/25/47	848,066	940,446

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
3.50%, 12/25/47	$295,719	$304,098
3.50%, 2/25/48	526,731	592,086
2.50%, 3/25/53	329,308	337,755
3.00%, 12/25/54	943,605	971,569
3.50%, 11/25/57	756,715	826,536
3.50%, 12/25/58	96,896	104,413
3.50%, 6/25/59	511,744	584,296
Fannie Mae-Aces
2.14%, (3 Month US Libor + 0.49%), 4/25/24(b)	19,977	19,643
2.05%, (1 Month US Libor + 0.40%), 10/25/24(b)	90,062	88,585
First Investors Auto Owner Trust 2016-1, 3.41%, 4/18/22 (a)	27,612	27,575
Ford Credit Floorplan Master Owner Trust A, 2.44%, 9/15/26	125,000	120,236
Freddie Mac Multifamily Structured Pass Through Certificates
2.28%, 7/25/26	120,000	125,395
2.16%, 5/25/29	202,460	208,633
Freddie Mac REMICS
2.00%, 7/15/31	57,647	59,078
1.75%, 3/15/41	113,368	114,194
1.75%, 9/15/42	517,719	528,269
1.50%, 10/15/42	65,367	65,751
3.00%, 6/15/45	704,956	744,014
3.00%, 7/15/47	436,452	463,929
FREMF 2010-K7 Mortgage Trust, 5.63%, 4/25/20 (a),(b)	21,379	21,347
FREMF 2013-K24 Mortgage Trust, 3.50%, 11/25/45 (a),(b)	35,000	34,530
FREMF 2013-K713 Mortgage Trust, 3.49%, 4/25/46 (a),(b)	8,307	8,293
FREMF 2015-K44 Mortgage Trust, 3.68%, 1/25/48 (a),(b)	65,000	60,440
FREMF 2015-K46 Mortgage Trust, 3.69%, 4/25/48 (a),(b)	35,000	32,823
FREMF 2015-K50 Mortgage Trust, 3.78%, 10/25/48 (a),(b)	45,000	42,001
FREMF 2016-K55 Mortgage Trust, 4.16%, 4/25/49 (a),(b)	55,000	51,725
FREMF 2017-K725 Mortgage Trust, 3.88%, 2/25/50 (a),(b)	35,000	33,831
FREMF 2018-K733 Mortgage Trust, 4.08%, 9/25/25 (a),(b)	230,000	215,657
FREMF 2019-K99 Mortgage Trust, 3.77%, 10/25/52 (a),(b)	175,000	143,439
FREMF 2020-K104 Mortgage Trust, 3.54%, 2/25/52 (a),(b)	180,000	139,723

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
GreatAmerica Leasing Receivables Funding LLC Series 2017-1, 2.36%, 1/20/23 (a)	$127,449	$128,000
GreatAmerica Leasing Receivables Funding LLC Series 2018-1
2.60%, 6/15/21(a)	60,219	59,488
2.83%, 6/17/24(a)	100,000	100,403
Hertz Fleet Lease Funding LP, 2.70%, 1/10/33 (a)	346,150	341,033
Horizon Aircraft Finance III Ltd, 3.43%, 11/15/39 (a)	244,048	170,748
KKR Clo 16 Ltd, 3.07%, (3 Month US Libor + 1.25%), 1/20/29 (a),(b)	250,000	240,389
Madison Park Funding XI Ltd, 2.97%, (3 Month US Libor + 1.16%), 7/23/29 (a),(b)	300,000	290,421
Madison Park Funding XV Ltd, 3.29%, (3 Month US Libor + 1.50%), 1/27/26 (a),(b)	250,000	246,860
Madison Park Funding XVIII Ltd, 3.01%, (3 Month US Libor + 1.19%), 10/21/30 (a),(b)	565,000	539,255
Magnetite VII Ltd, 2.63%, (3 Month US Libor + 0.80%), 1/15/28 (a),(b)	535,000	514,024
Magnetite XVIII Ltd, 3.19%, (3 Month US Libor + 1.50%), 11/15/28 (a),(b)	360,000	336,029
METLIFE SECURITIZATION TRUST, 3.00%, 4/25/55 (a),(b)	119,424	120,281
Mill City Mortgage Loan Trust 2016-1, 2.50%, 4/25/57 (a),(b)	33,063	32,258
Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (a),(b)	121,799	118,000
MMAF Equipment Finance LLC 2016-A, 2.21%, 12/15/32 (a)	140,000	138,212
MMAF Equipment Finance LLC 2017-B, 2.21%, 10/17/22 (a)	106,278	107,075
New Residential Mortgage Loan Trust 2017-3, 4.00%, 4/25/57 (a),(b)	142,596	146,656
OneMain Direct Auto Receivables Trust 2018-1, 3.43%, 12/16/24 (a)	380,000	382,388
OneMain Financial Issuance Trust 2016-1, 3.66%, 2/20/29 (a)	1,071	1,072
OneMain Financial Issuance Trust 2017-1, 2.37%, 9/14/32 (a)	61,213	59,954
Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	228,556	218,804
Securitized Term Auto Receivables Trust 2017-2, 2.04%, 4/26/21 (a)	16,060	16,053
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (a),(b)	100,000	102,408
Shackleton 2015-VIII CLO Ltd, 2.75%, (3 Month US Libor + 0.92%), 10/20/27 (a),(b)	323,563	307,714

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
SoFi Consumer Loan Program 2018-4 Trust, 3.54%, 11/26/27 (a)	$146,931	$145,361
SOUND POINT CLO III-R LTD, 2.78%, (3 Month US Libor + 0.95%), 4/15/29 (a),(b)	500,000	470,304
Springleaf Funding Trust 2016-A, 2.90%, 11/15/29 (a)	19,242	19,255
Towd Point Mortgage Trust 2016-3, 2.25%, 4/25/56 (a),(b)	72,743	73,622
Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(b)	145,257	141,590
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(b)	48,766	47,831
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a),(b)	154,507	146,794
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (a),(b)	66,927	65,422
Vantage Data Centers Issuer LLC
4.07%, 2/16/43(a)	156,667	159,240
3.19%, 7/15/44(a)	79,533	74,969
Verus Securitization Trust 2019-2, 3.21%, 5/25/59 (a),(b)	133,288	131,182
Volvo Financial Equipment LLC Series 2017-1, 1.92%, 3/15/21 (a)	9,568	9,571
Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	250,000	258,065
Wells Fargo Commercial Mortgage Trust 2017-C38, 3.45%, 7/15/50	400,000	425,764
Wheels SPV 2 LLC, 1.88%, 4/20/26 (a)	1,092	1,090
Total Asset Backed and Commercial Backed Securities (Cost - $23,285,509)		23,353,721
U.S. Treasury Securities - 5.3%
U.S. Treasury Note
1.50%, 10/31/24	615,000	646,783
1.63%, 10/31/26	2,530,000	2,708,187
2.88%, 8/15/28	590,000	697,675
2.38%, 5/15/29	2,530,000	2,910,389
1.50%, 2/15/30	1,390,000	1,496,585
U.S. Treasury Bond
3.38%, 5/15/44	1,320,000	1,888,219
3.00%, 11/15/44	610,000	827,003
2.50%, 2/15/45	3,815,000	4,770,091
2.88%, 8/15/45	545,000	730,257
2.50%, 5/15/46	805,000	1,015,589
3.00%, 5/15/47	595,000	824,772
2.75%, 8/15/47	910,000	1,205,679
2.75%, 11/15/47	1,097,000	1,455,111
2.00%, 2/15/50	75,000	86,886
Total U.S. Treasury Securities (Cost - $17,215,947)		21,263,226

	Shares/ Principal	Fair Value
Municipal Bonds - 0.9%
Chicago O’hare International Airport, 6.40%, 1/1/40	$50,000	$70,008
Chicago Transit Authority
6.30%, 12/1/21	60,000	63,239
6.30%, 12/1/21	40,000	42,160
6.90%, 12/1/40	120,000	161,048
6.90%, 12/1/40	80,000	107,366
County of Broward FL Airport System Revenue, 3.48%, 10/1/43	40,000	38,836
County of Sacramento CA, 5.73%, 8/15/23	315,000	348,998
Foothill-Eastern Transportation Corridor Agency
4.09%, 1/15/49	15,000	15,190
3.92%, 1/15/53	155,000	158,649
Illinois Municipal Electric Agency, 6.83%, 2/1/35	195,000	257,447
Kansas Development Finance Authority, 5.37%, 5/1/26	120,000	133,559
Long Island Power Authority, 3.88%, 9/1/24	120,000	130,451
Massachusetts School Building Authority, 3.40%, 10/15/40	65,000	66,588
Metropolitan Transportation Authority, 6.67%, 11/15/39	80,000	104,345
Municipal Electric Authority of Georgia
6.64%, 4/1/57	381,000	498,820
6.66%, 4/1/57	70,000	93,465
New York State Urban Development Corp., 2.10%, 3/15/22	270,000	272,214
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	353,614
Sales Tax Securitization Corp., 4.79%, 1/1/48	280,000	343,232
State of California
7.35%, 11/1/39	45,000	69,556
7.60%, 11/1/40	10,000	16,641
State of Illinois, 5.10%, 6/1/33	230,000	228,305
Total Municipal Bonds (Cost - $3,302,019)		3,573,731
Sovereign Debts - 0.2%
Qatar Government International Bond
3.38%, 3/14/24(a)	200,000	203,500
4.00%, 3/14/29(a)	346,000	369,971
Saudi Government International Bond, 2.88%, 3/4/23 (a)	330,000	329,188
Total Sovereign Debts (Cost - $882,592)		902,659

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Short-Term Investments - 6.0%
Money Market Funds - 6.0%
Dreyfus Government Cash Management, 0.29%(e)	14,394,313	$14,394,313
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(e)	9,602,252	9,602,252
Total Short-Term Investments (Cost - $23,996,565)		23,996,565
Total Investments - 95.1% (Cost - $355,513,318)		$382,216,740
Other Assets Less Liabilities - Net 4.9%		19,547,518
Total Net Assets - 100.0%		$401,764,258

	Shares/ Principal	Fair Value
Securities Sold Short - (0.3)%
Agency Mortgage Backed Securities - (0.3)%
Federal National Mortgage Association - (0.3)%
Federal National Mortgage Association, 3.00%, 4/1/50 (Proceeds - $(1,337,984))(d)	(1,300,000)	(1,362,766)
Total Securities Sold Short (Proceeds - $(1,337,984))		$(1,362,766)

*	Non-income producing security.
†	Represents less than 0.05%.
(a)

144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2020, these securities amounted to $29,358,856 or 7.3% of net assets.

(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	Step coupon.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CLO	-	Collateralized Loan Obligation
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	212	6/19/2020	$12,164,560	$(554,875)
MSCI EAFE Future	Goldman Sachs & Co.	228	6/19/2020	17,776,020	(1,298,800)
S&P 500 E-Mini Future	Goldman Sachs & Co.	1088	6/19/2020	139,791,680	4,771,320
S&P MID 400 Future	Goldman Sachs & Co.	31	6/19/2020	4,457,180	(6,775)
U.S. 10 Year Note Future	Credit Suisse	2	6/19/2020	277,375	(2,594)

Total Net Unrealized Appreciation on Futures contracts					$2,908,276

Credit Default Swaps

Counterparty	Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Company LLC	CDX.NA.IG.34	Quarterly	Sell	-	1.00%	06/20/25	3,115,000	$20,122	$43,923	$(23,801)
Total Net Unrealized Depreciation on Credit Default Swaps									$43,923	$(23,801)